Acquisitions - Narrative (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 01, 2017	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Pre-tax gain or loss from discontinued operations
Income taxes from discontinued operations				$ 41,540,000
Reduction of basic net income per common share, discontinued operations (in dollars per share)				$ 0.44
Reduction of diluted net income per common share, discontinued operations (in dollars per share)				$ 0.44
Goodwill			$ 6,956,702,000	$ 6,814,345,000	$ 1,126,892,000	$ 1,143,333,000
The Americas Group
Business Acquisition [Line Items]
Goodwill			2,256,554,000	2,555,609,000	285,410,000	295,052,000
Consumer Brands Group
Business Acquisition [Line Items]
Goodwill			1,753,869,000	2,233,241,000	699,874,000	701,071,000
Performance Coatings Group
Business Acquisition [Line Items]
Goodwill			$ 2,946,279,000	2,025,495,000	$ 141,608,000	$ 147,210,000
North American Industrial Wood Coatings Business | Discontinued Operations
Business Acquisition [Line Items]
Proceeds from divested assets sold	$ 431,000,000
Pre-tax gain or loss from discontinued operations	$ 0
Income taxes from discontinued operations				41,500,000
Valspar
Business Acquisition [Line Items]
Acquisition purchase price (in dollars per share)	$ 113
Enterprise value	$ 8,900,000,000
Finite-lived intangible assets		$ 4,922,900,000		5,071,800,000
Reduction of amortization expense related to measurement period adjustments for finite-lived intangible assets		(7,700,000)
Reduction of amortization expense related to measurement period adjustments for finite-lived intangible assets related to prior year				(5,400,000)
Goodwill		$ 5,888,800,000		$ 5,675,200,000
Valspar | The Americas Group
Business Acquisition [Line Items]
Goodwill	2,000,000,000
Valspar | Consumer Brands Group
Business Acquisition [Line Items]
Goodwill	1,100,000,000
Valspar | Performance Coatings Group
Business Acquisition [Line Items]
Goodwill	$ 2,800,000,000
Valspar | Customer relationships and intellectual property and technology | Minimum
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average amortization period	15 years
Valspar | Customer relationships and intellectual property and technology | Maximum
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average amortization period	20 years
Valspar | Customer Relationships
Business Acquisition [Line Items]
Finite-lived intangible assets	$ 3,200,000,000
Valspar | Intellectual Property
Business Acquisition [Line Items]
Finite-lived intangible assets	$ 1,700,000,000